Discontinued Operations - Summary of Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 0	$ 0	$ 50
Operating expenses	0	0	(107)
Gain on sale before taxes	0	0	0
Income before income taxes	0	0	157
Permanent tax benefit	0	0	0
Provision for income taxes	0	0	(60)
Income from discontinued operations	$ 0	$ 0	$ 97